UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8030 Excelsior Drive, Suite 307
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8030 Excelsior Drive, Suite 307
Madison, Wisconsin 53717
 (Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2017

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

ANNUAL REPORT
March 31, 2017

www.plumbfunds.com

PLUMB FUNDS

March 31, 2017

Dear Fellow Shareholders:

We are pleased to state the Plumb Funds outperformed their respective benchmarks over the fiscal year ending March 31, 2017. For the fiscal year, the Plumb Balanced Fund was up 14.70% and led its blended benchmark* which was up 10.28%. For the fiscal year, the Plumb Equity Fund was up 22.38% and led its blended benchmark* which was up 16.32%.

Our investments relating to our “rise of innovation” secular trend thesis continued to bear fruit. Granted, innovation does not follow a consistent uniform upward curve, but tends to happen more in a step-like pattern as transformational new ideas build and evolve on top of one another. We are not trying to be first, looking for companies that are testing the “bleeding edge” or unproven, unprofitable stage of technological development or change. However, we do believe that recognizing a true secular change can allow one to participate with more proven leaders with successful business plans. We believe we are living in a time of amazing change as the digital revolution will continue to fuel innovations in artificial intelligence, machine learning, and digital cloud applications. These developments affect every one of us as products as diverse as smarter cars, new drug therapies, disease detection, and financial processing develop new products much more efficiently. More than at any time in our career, we are seeing old ways fall by the wayside even in where and how we as consumers or businesspeople buy the things we use in everyday life.

We continue to focus on investments that reflect our shared sustainable values. We believe we are doing something logical yet distinct here, attempting to identify good growth companies that have long-term secular tailwinds. We focus mainly on businesses where we feel secular and cyclical opportunities are aligned and have the potential to provide self-funding growth strategies.

We believe that global health care innovation is one area with dynamic opportunities. There has been some tremendous advancement in this field, including new drugs, therapies, early detection, treatment, medical devices, information systems, and robotics, to name just a few. Two of our investments held by both Funds in this area, Exact Sciences Corporation and Portola Pharmaceuticals, were particularly beneficial to the Funds over the last fiscal year as they appreciated over 100% during the year.

The electronic financial processing of transactions is another industry that we believe has continued significant growth potential. In the United States, cash and checks continue to represent a smaller share of the value of transaction payments, dropping from 33% to 28% from 2012-2015 according to the Federal Reserve Bank of Boston, while electronic payments grew from 27% to 35%. Credit and debit accounted for 16% and 18%, respectively for 2012 and 2015. However, the growing acceptance of using debit and credit for smaller transactions increased their share of the number of payments to 48% from 42%. USA Today reported that worldwide payments using credit, debit, charge and other cards exceeded $23 trillion in 2016, passing the use of cash for the first time ever. Companies servicing this trend remain the largest focus of the Plumb Funds’ equity investments during the period.

PLUMB FUNDS
The world is becoming inter-connected. This requires a tremendous amount of data to be transmitted, processed, and shared. We have chosen to invest in the companies that aim to provide enabling technology for the next generations of cars and other connected devices. NVIDIA and NXP Semiconductors NV have been large contributors to the Funds’ respective last twelve-month performances.

The Plumb Equity and Plumb Balanced Funds have different overall objectives. However, both use the same general equity selection philosophy to select stocks to help meet their individual mandates. The top three contributors to performance for both Funds during the period were Exact Sciences Corporation, NVIDIA Corporation, and Portola Pharmaceuticals, Inc.

Performance detractors included Allergan, Alliance Data Systems, and Alder Pharmaceuticals in the Equity Fund and Mobileye N V, Allergan PLC and McKesson Corp in the Balanced Fund.

We are honored and pleased that you are a shareholder of the Plumb Funds. We remain steadfast in our approach and feel confident that it will continue to work for the long-term. We at Wisconsin Capital Management, LLC (the Plumb Funds’ advisor) are dedicated to a fundamental investment process that we believe can offer competitive returns over a market cycle. We welcome hearing from our shareholders and look forward to exploring the appropriateness of the Plumb Funds in helping to fulfill your investment goals.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Plumb Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors

PLUMB FUNDS
should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Bloomberg Barclays Capital Intermediate Government/Credit Bond Index and 10% MSCI EAFE index. The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index, and 10% MSCI EAFE index. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS
Expense Example
March 31, 2017 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 – March 31, 2017).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS
Expense Example
March 31, 2017 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2016 to
	October 1, 2016	March 31, 2017	March 31, 2017
Actual	$1,000.00	$1,073.80	$6.72

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.45	$6.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2016 to
	October 1, 2016	March 31, 2017	March 31, 2017
Actual	$1,000.00	$1,114.10	$7.64

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,017.70	$7.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS
Plumb Balanced Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2017

Average Annual Rate of Return
Periods ended March 31, 2017
				Since Inception
	1 Year	3 Year	5 Year	of May 24, 2007
Plumb Balanced Fund	14.70%	6.49%	7.45%	3.86%
Bloomberg Barclays Capital
Intermediate Government/Credit
Bond Index	0.42%	2.01%	1.88%	3.82%
MSCI EAFE Index	8.53%	-2.18%	2.91%	-2.26%
S&P 500 Index	17.17%	10.37%	13.30%	6.95%
Blended Benchmark	10.28%	6.25%	8.30%	5.24%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

PLUMB FUNDS
The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Blended Benchmark is made up of 55% S&P 500 Index, 35% Bloomberg Barclays Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS
Plumb Equity Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2017

Average Annual Rate of Return
Periods ended March 31, 2017
				Since Inception
	1 Year	3 Year	5 Year	of May 24, 2007
Plumb Equity Fund	22.38%	9.47%	9.85%	4.13%
S&P 500 Index	17.17%	10.37%	13.30%	6.95%
MSCI EAFE Index	8.53%	-2.18%	2.91%	-2.26%
Blended Benchmark	16.32%	9.08%	12.25%	6.03%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Blended Benchmark is made up of 90% S&P 500 Index and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS
Plumb Balanced Fund
Investments by Industry Sector as of March 31, 2017
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Balanced Fund
Investments by Asset Allocation as of March 31, 2017
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Equity Fund
Investments by Industry Sector as of March 31, 2017
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2017

	Shares	Value
COMMON STOCKS – 66.67%

Administrative and Support Services – 2.67%
The Priceline Group, Inc. (a)	500	$889,985

Beverage and Tobacco
Product Manufacturing – 6.63%
Brown-Forman Corporation	10,000	461,800
Constellation Brands, Inc. – Class A	8,000	1,296,560
PepsiCo, Inc.	4,000	447,440
		2,205,800
Broadcasting (except Internet) – 1.70%
The Walt Disney Company	5,000	566,950

Chemical Manufacturing – 7.61%
Allergan PLC (b)	3,700	884,004
Johnson & Johnson	6,000	747,300
Portola Pharmaceuticals, Inc. (a)	23,000	901,370
		2,532,674
Computer and Electronic
Product Manufacturing – 10.33%
Apple, Inc.	5,000	718,300
Medtronic PLC (b)	5,000	402,800
Microchip Technology, Inc.	7,500	553,350
NVIDIA Corporation	3,000	326,790
NXP Semiconductors NV (a) (b)	10,000	1,035,000
QUALCOMM, Inc.	7,000	401,380
		3,437,620
Credit Intermediation and
Related Activities – 3.08%
Discover Financial Services	15,000	1,025,850

Data Processing, Hosting,
and Related Services – 10.19%
Fiserv, Inc. (a)	7,000	807,170
MasterCard Incorporated	7,500	843,525
Visa, Inc. – Class A	12,000	1,066,440
WEX, Inc. (a)	6,500	672,750
		3,389,885

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

General Merchandise Stores – 1.51%
Costco Wholesale Corporation	3,000	$503,070

Machinery Manufacturing – 1.57%
General Electric Company	17,500	521,500

Merchant Wholesalers, Durable Goods – 1.88%
Honeywell International, Inc.	5,000	624,350

Miscellaneous Manufacturing – 3.23%
ABIOMED, Inc. (a)	4,000	500,800
Intuitive Surgical, Inc. (a)	750	574,853
		1,075,653
Oil and Gas Extractions – 1.90%
Phillips 66	8,000	633,760

Other Information Services – 3.02%
Alphabet, Inc. – Class A (a)	600	508,680
Alphabet, Inc. – Class C (a)	600	497,736
		1,006,416
Pipeline Transportation – 1.64%
Enbridge, Inc. (b)	13,000	543,920

Professional, Scientific,
and Technical Services – 3.03%
Exact Sciences Corporation (a)	25,000	590,500
Jack Henry & Associates, Inc.	4,500	418,950
		1,009,450
Publishing Industries (Except Internet) – 3.79%
ANSYS, Inc. (a)	6,000	641,220
Tyler Technologies, Inc. (a)	4,000	618,240
		1,259,460
Rental and Leasing Services – 2.89%
Synchrony Financial	28,000	960,400

TOTAL COMMON STOCKS
(Cost $14,190,289)		22,186,743

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2017 (Continued)

	Principal
	Amount	Value
PREFERRED SECURITIES – 4.09%

Credit Intermediation and Related Activities – 2.36%
Wells Fargo & Company
7.980%, perpetual maturity	$750,000	$784,687

	Shares
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.73%
Goldman Sachs Group, Inc.	25,000	576,500

TOTAL PREFERRED SECURITIES
(Cost $1,374,328)		1,361,187

CONVERTIBLE PREFERRED SECURITIES – 0.86%

Waste Management and
Remediation Services – 0.86%
Stericycle, Inc.	4,000	286,200

TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $253,143)		286,200

	Principal
	Amount
CORPORATE BONDS – 26.17%

Broadcasting (except Internet) – 1.56%
Time Warner Cable, Inc.
4.000%, 09/01/2021	$500,000	518,799

Chemical Manufacturing – 1.46%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	486,916

Computer and Electronic
Product Manufacturing – 3.11%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	534,058
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	501,680
		1,035,738

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2017 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Data Processing, Hosting,
and Related Services – 1.50%
Lender Processing Services, Inc.
5.750%, 04/15/2023	$475,000	$497,619

Food Manufacturing – 1.61%
Corn Products International, Inc.
4.625%, 11/01/2020	500,000	537,411

Health and Personal Care Stores – 2.42%
CVS Pass-Through Trust
6.943%, 01/10/2030	248,467	295,953
Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	509,328
		805,281
Insurance Carriers and Related Activities – 1.60%
Old Republic International Corporation
4.875%, 10/01/2024	500,000	532,896

Merchant Wholesalers, Durable Goods – 1.54%
KLA-Tencor Corporation
3.375%, 11/01/2019	500,000	513,674

Merchant Wholesalers, Nondurable Goods – 1.53%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	508,880

Professional, Scientific,
and Technical Services – 1.56%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	500,000	517,613

Publishing Industries (Except Internet) – 3.07%
CA, Inc.
2.875%, 08/15/2018	500,000	506,772
Symantec Corporation
4.200%, 09/15/2020	500,000	515,954
		1,022,726

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – March 31, 2017 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 5.21%
Citigroup, Inc.
2.388%, 04/25/2024 (c)	$500,000	$500,000
JPMorgan Chase & Company
6.750%, 01/29/2050 (c)	750,000	827,813
Morgan Stanley
4.175%, 12/01/2017 (c)	400,000	405,020
		1,732,833
TOTAL CORPORATE BONDS
(Cost $8,565,848)		8,710,386

SHORT-TERM INVESTMENTS – 2.38%

Money Market Funds – 2.38%
Fidelity® Investments Money Market Funds
Government Portfolio Class 0.573% (c)	791,826	791,826

TOTAL SHORT-TERM INVESTMENTS
(Cost $791,826)		791,826

Total Investments
(Cost $25,175,434) – 100.17%		33,336,342
Liabilities in Excess of Other Assets – (0.17)%		(55,367)
TOTAL NET ASSETS – 100.00%		$33,280,975

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Canada 1.63%, Ireland 3.87%, Luxembourg 1.53%, Netherlands 3.11%.
(c)	Variable rate security. The rate listed is as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – March 31, 2017

	Shares	Value
COMMON STOCKS – 96.11%

Administrative and Support Services – 4.54%
The Priceline Group, Inc. (a)	600	$1,067,982

Beverage and Tobacco
Product Manufacturing – 8.16%
Brown-Forman Corporation – Class B	10,000	461,800
Constellation Brands, Inc. – Class A	9,000	1,458,630
		1,920,430
Broadcasting (except Internet) – 2.17%
The Walt Disney Company	4,500	510,255

Chemical Manufacturing – 13.89%
Alder Biopharmaceuticals, Inc. (a)	8,000	166,400
Allergan PLC (b)	3,600	860,112
Church & Dwight Company, Inc.	10,000	498,700
Johnson & Johnson	3,800	473,290
Portola Pharmaceuticals, Inc. (a)	25,000	979,750
Radius Health, Inc. (a)	7,500	289,875
		3,268,127
Computer and Electronic
Product Manufacturing – 11.01%
Apple, Inc.	4,600	660,836
NVIDIA Corporation	4,000	435,720
NXP Semiconductors NV (a) (b)	10,000	1,035,000
QUALCOMM, Inc.	8,000	458,720
		2,590,276
Credit Intermediation and Related Activities – 6.93%
Discover Financial Services	15,000	1,025,850
FleetCor Technologies, Inc. (a)	4,000	605,720
		1,631,570
Data Processing, Hosting,
and Related Services – 17.99%
Fidelity National Information Services Company	4,100	326,442
Fiserv, Inc. (a)	8,500	980,135
MasterCard Incorporated	8,000	899,760
Visa, Inc. – Class A	13,500	1,199,745
WEX, Inc. (a)	8,000	828,000
		4,234,082

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – March 31, 2017 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Merchant Wholesalers, Durable Goods – 3.18%
Honeywell International, Inc.	6,000	$749,220

Miscellaneous Manufacturing – 4.57%
ABIOMED, Inc. (a)	4,000	500,800
Intuitive Surgical, Inc. (a)	750	574,853
		1,075,653
Other Information Services – 3.58%
Alphabet, Inc. – Class A (a)	700	593,460
Alphabet, Inc. – Class C (a)	300	248,868
		842,328
Professional, Scientific,
and Technical Services – 7.80%
Exact Sciences Corporation (a)	32,000	755,840
Jack Henry & Associates, Inc.	5,000	465,500
Mobileye N.V. (a) (b)	10,000	614,000
		1,835,340
Publishing Industries (Except Internet) – 7.92%
ANSYS, Inc. (a)	8,000	854,960
Dassault Systèmes SE – ADR	4,500	390,262
Tyler Technologies, Inc. (a)	4,000	618,240
		1,863,462
Rental and Leasing Services – 4.37%
Synchrony Financial	30,000	1,029,000

TOTAL COMMON STOCKS
(Cost $14,442,798)		22,617,725

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – March 31, 2017 (Continued)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 5.33%

Money Market Funds – 5.33%
Fidelity® Investments Money Market Funds
Government Portfolio Class 0.573% (c)	$1,253,208	$1,253,208

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,253,208)		1,253,208

Total Investments
(Cost $15,696,006) – 101.44%		23,870,933
Liabilities in Excess of Other Assets – (1.44)%		(337,857)
TOTAL NET ASSETS – 100.00%		$23,533,076

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Ireland 3.65% Netherlands 7.01%.
(c)	Variable rate security. The rate listed is as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Assets and Liabilities
March 31, 2017

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$33,336,342	$23,870,933
Dividends and interest receivable	94,067	2,375
Receivable for fund shares sold	5,953	68,099
Prepaid assets	14,812	10,256
Total Assets	33,451,174	23,951,663

Liabilities
Payable for investments purchased	108,872	371,397
Accrued distribution fee	13,766	9,158
Payable to Advisor (a)	2,803	336
Administrative & accounting
services fee payable (a)	5,643	3,885
Payable to directors	4,471	3,029
Accrued expenses and other liabilities	34,644	30,782
Total Liabilities	170,199	418,587
Net Assets	$33,280,975	$23,533,076

Net Assets Consist Of:
Paid in capital	30,444,227	15,057,035
Accumulated undistributed net
investment income (loss)	53,898	(34,974)
Accumulated net realized gain (loss)	(5,378,058)	336,088
Net unrealized appreciation on investments	8,160,908	8,174,927
Net Assets	$33,280,975	$23,533,076

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,344,746	952,610
Net asset value, offering and
redemption price per share	$24.75	$24.70

* Cost of Investments	$25,175,434	$15,696,006

(a)  See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Operations
For the Fiscal Year Ended March 31, 2017

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $2,935 and $235, respectively)	$254,069	$151,615
Interest	355,166	1,025
Total Investment Income	609,235	152,640

Expenses:
Investment Advisor’s fee (a)	214,630	142,765
Distribution fees	71,098	48,889
Administrative & accounting service fees (a)	66,040	43,928
Legal fees	31,388	31,326
Administration fee	11,752	10,119
Transfer agent fees and expenses	48,976	39,801
Fund accounting fees	35,183	32,150
Registration fees	10,844	9,371
Director fees and expenses	18,031	11,985
Audit and tax fees	15,761	15,485
Custody fees	7,185	6,598
Insurance expense	18,058	12,377
Printing and mailing expense	5,659	3,875
Total expenses before waiver	554,605	408,669
Less: Fees waived/reimbursed by Advisor (a)	(130,821)	(93,826)
Net expenses	423,784	314,843
Net Investment Income (Loss)	185,451	(162,203)

Realized and Unrealized Gain:
Net realized gain on investments	413,290	934,317
Net change in unrealized
appreciation on investments	3,877,802	3,663,763
Net realized and unrealized
gain on investments	4,291,092	4,598,080

Net Increase in Net Assets
Resulting from Operations	$4,476,543	$4,435,877

(a)  See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2017	2016
Operations:
Net investment income	$185,451	$220,798
Net realized gain on investments	413,290	992,013
Net change in unrealized appreciation
on investments	3,877,802	(2,580,662)
Net increase (decrease) in net assets
resulting from operations	4,476,543	(1,367,851)

Dividends And Distributions To Shareholders:
Net investment income	(173,578)	(232,417)
Total dividends and distributions	(173,578)	(232,417)

Capital Share Transactions:
Proceeds from shares sold	925,138	2,317,424
Shares issued in reinvestment of dividends	74,672	102,481
Cost of shares redeemed	(4,251,050)	(3,688,575)
Net decrease in net assets
from capital share transactions	(3,251,240)	(1,268,670)

Total increase (decrease) in net assets	1,051,725	(2,868,938)

Net Assets:
Beginning of year	32,229,250	35,098,188
End of year*	$33,280,975	$32,229,250

* Including accumulated undistributed net
investment income of	$53,898	$42,200

Change In Shares Outstanding:
Shares sold	40,027	102,205
Shares issued in reinvestment of dividends	3,233	4,631
Shares redeemed	(184,089)	(164,004)
Net decrease	(140,829)	(57,168)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2017	2016
Operations:
Net investment loss	$(162,203)	$(110,509)
Net realized gain on investments	934,317	504,468
Net change in unrealized appreciation
on investments	3,663,763	(1,726,648)
Net increase (decrease) in net assets
resulting from operations	4,435,877	(1,332,689)

Dividends And Distributions To Shareholders:
Realized gains	(231,808)	(2,484,322)
Total dividends and distributions	(231,808)	(2,484,322)

Capital Share Transactions:
Proceeds from shares sold	1,764,671	989,916
Shares issued in reinvestment of
dividends and realized gains	230,820	2,484,322
Cost of shares redeemed	(4,089,369)	(2,364,085)
Net increase (decrease) in net assets
from capital share transactions	(2,093,878)	1,110,153

Total increase (decrease) in net assets	2,110,191	(2,706,858)

Net Assets:
Beginning of year	21,422,885	24,129,743
End of year*	$23,533,076	$21,422,885

* Including accumulated undistributed net
investment loss of	$(34,974)	$(31,868)

Change In Shares Outstanding:
Shares sold	73,867	44,256
Shares issued in reinvestment of dividends	10,444	115,496
Shares redeemed	(181,795)	(104,142)
Net increase (decrease)	(97,484)	55,610

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Financial Highlights

	For the Years Ended March 31,
	2017	2016	2015	2014	2013
Per share operating
performance (For a
share outstanding
throughout the period)

Net asset value,
beginning of year	$21.69	$22.75	$20.97	$18.34	$18.38
Operations:
Net investment
income(1)	0.13	0.15	0.24	0.29	0.39
Net realized and
unrealized gain (loss)	3.05	(1.05)	1.77	2.63	(0.01)
Total from
investment operations	3.18	(0.90)	2.01	2.92	0.38
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.12)	(0.16)	(0.23)	(0.29)	(0.42)
Total dividends
and distributions	(0.12)	(0.16)	(0.23)	(0.29)	(0.42)
Change in net asset
value for the year	3.06	(1.06)	1.78	2.63	(0.04)
Net asset value,
end of year	$24.75	$21.69	$22.75	$20.97	$18.34
Total return(2)	14.70%	-3.98%	9.65%	16.01%	2.22%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Financial Highlights (Continued)

	For the Years Ended March 31,
	2017	2016	2015	2014	2013
Ratios / supplemental data
Net assets,
end of year (000)	$33,281	$32,229	$35,098	$33,410	$34,094
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.68%	1.65%	1.62%	1.58%	1.47%
After expense
reimbursement
and waivers(3)	1.28%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers(3)	0.56%	0.65%	1.05%	1.36%	1.83%
Portfolio turnover rate	29%	52%	53%	46%	64%

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2016, the Advisor contractually agreed to cap the Fund’s expenses at 1.30%. Prior to July 1, 2016, the Fund’s expense cap was 1.25%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Financial Highlights

	For the Years Ended March 31,
	2017	2016	2015	2014	2013
Per share operating
performance (For a
share outstanding
throughout the period)

Net asset value,
beginning of year	$20.40	$24.26	$21.57	$17.87	$18.02
Operations:
Net investment
income (loss)(1)	(0.15)	(0.10)	(0.01)	0.11	0.20
Net realized and
unrealized gain (loss)	4.69	(1.16)	2.96	3.70	(0.14)
Total from
investment operations	4.54	(1.26)	2.95	3.81	0.06
Dividends and distributions
to shareholders:
Dividends from net
investment income	—	—	(0.04)	(0.11)	(0.21)
Distributions from
realized gains	(0.24)	(2.60)	(0.22)	—	—
Total dividends
and distributions	(0.24)	(2.60)	(0.26)	(0.11)	(0.21)
Change in net asset
value for the year	4.30	(3.86)	2.69	3.70	(0.15)
Net asset value,
end of year	$24.70	$20.40	$24.26	$21.57	$17.87
Total return(2)	22.38%	-5.76%	13.76%	21.38%	0.42%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Financial Highlights (Continued)

	For the Years Ended March 31,
	2017	2016	2015	2014	2013
Ratios / supplemental data
Net assets,
end of year (000)	$23,533	$21,423	$24,130	$23,540	$36,422
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.86%	1.82%	1.72%	1.68%	1.46%
After expense
reimbursement
and waivers(3)	1.43%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers(3)	-0.74%	-0.48%	-0.05%	0.38%	1.08%
Portfolio turnover rate	18%	41%	52%	52%	84%

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2016, the Advisor contractually agreed to cap the Fund’s expenses at 1.45%. Prior to July 1, 2016, the Fund’s expense cap was 1.40%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2017

1.    ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  As of December 31, 2014, the Advisor is owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.  Certain directors or officers of the Funds are also officers of the Advisor.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

PLUMB FUNDS
Notes to Financial Statements
March 31, 2017 (Continued)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2017 (Continued)

The following is a summary of the inputs used, as of March 31, 2017, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$22,186,743	$—	$—	$22,186,743
Preferred Securities*	576,500	784,687	—	1,361,187
Convertible
Preferred Securities*	286,200	—	—	286,200
Corporate Bonds*	—	8,710,386	—	8,710,386
Money Market Funds	791,826	—	—	791,826
Total	$23,841,269	$9,495,073	$—	$33,336,342

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$22,617,725	$—	$—	$22,617,725
Money Market Funds	1,253,208	—	—	1,253,208
Total	$23,870,933	$—	$—	$23,870,933

* For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  As of and during the fiscal year ending March 31, 2017, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the fiscal year ended March 31, 2017.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2017 (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the fiscal year ended March 31, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the fiscal year ended March 31, 2017, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the fiscal year ended March 31, 2017, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Accumulated
	Undistributed	Accumulated
	Net Investment	Net Realized
	Income (Loss)	Gain (Loss)
Plumb Balanced Fund	$(175)	$175
Plumb Equity Fund	$159,097	$(159,097)

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2017 (Continued)

3. DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee up to 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the fiscal year ended March 31, 2017, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $71,098 and $48,889, respectively, pursuant to the 12b-1 Plan.  As of March 31, 2017, $13,766 and $9,158 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4. INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Prior to August 1, 2016, annual operating expenses were limited to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Effective August 1, 2016 until July 31, 2017, the Advisor has agreed to limit annual operating expenses to 1.30% and 1.45% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the fiscal year ended March 31, 2017, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $130,821 and $93,826, respectively. There were no expense recoupments during the fiscal year ended March 31, 2017.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2017 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2018 . . . . . . . $125,699	2018 . . . . . . . $74,257
2019 . . . . . . . $137,257	2019 . . . . . . . $96,706
2020 . . . . . . . $130,821	2020 . . . . . . . $93,826

PLUMB FUNDS
Notes to Financial Statements
March 31, 2017 (Continued)

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5. INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2017, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$ —	$501,563	$9,303,704	$12,307,388
Plumb Equity Fund	$ —	$ —	$3,906,448	$ 6,841,771

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2017 certain entities and their affiliates which may control or be under common control with the Advisor, including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, owned 67.45% of the Plumb Balanced Fund and 66.35% of the Plumb Equity Fund.

7. FEDERAL TAX INFORMATION

As of March 31, 2017 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$8,398,793	$8,434,241
Unrealized depreciation	(277,431)	(261,673)
Net tax unrealized
appreciation on investments	8,121,362	8,172,568
Undistributed ordinary income	53,898	—
Undistributed long-term capital gain	—	338,447
Other accumulated losses	(5,338,512)	(34,974)
Total accumulated gains (losses)	$2,836,748	$8,476,041

The tax cost of investments as of March 31, 2017 was $25,214,980 and $15,698,365 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2017 (Continued)

As of March 31, 2017, the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2018	$(5,240,754)	$ —

Prior year capital loss carryovers of $322,911 and $0 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year.

As of March 31, 2017, the Funds deferred, on a tax basis, late year and post-October losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary	$ —	$34,973
Post-October	$97,758	$ —

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2017 and 2016 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
Distributions paid from:
Ordinary Income	$173,578	$232,417
Total Distributions Paid	$173,578	$232,417

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
Distributions paid from:
Long-Term Capital Gains	$231,808	$2,484,322
Total Distributions Paid	$231,808	$2,484,322

PLUMB FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Wisconsin Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising Plumb Balanced Fund and Plumb Equity Fund (the “Funds”), as of March 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Plumb Balanced Fund and Plumb Equity Fund as of March 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
May 25, 2017

PLUMB FUNDS
Additional Information (Unaudited)

1. ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

	Position(s) Held with	Principal		Number of	Other
	Wisconsin Capital	Occupation(s)		Plumb Funds	Directorships
Name, Address	Funds, Inc. and Length	During Past		Overseen	Held by
and Age	of Time Served(1)	Five Years		by Director	Director

Independent Directors:

Patrick J. Quinn	Director since	•	Currently retired	2	National
8030 Excelsior	May 2007	•	President and		Presto
Drive, Suite 307			Chairman of the		Industries
Madison, WI 53717			Board of Ayres		since May
Birth date:			Associates (professional		2001
September 1949			civil engineering firm),
from April 2000 to
December 2010

Jay Loewi	Director since	•	Chief Executive	2	None
8030 Excelsior	May 2007		Officer, QTI Group
Drive, Suite 307			(staffing company),
Madison, WI 53717			since November 2007
Birth date:		•	President, QTI Group
March 1957			of Companies,
since 2002

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

	Position(s) Held with	Principal		Number of	Other
	Wisconsin Capital	Occupation(s)		Plumb Funds	Directorships
Name, Address	Funds, Inc. and Length	During Past		Overseen	Held by
and Age	of Time Served(1)	Five Years		by Director	Director

Interested Directors and Officers:

Thomas G. Plumb(2)(3)	Director, Chairman,	•	President of SVA	2	None
8030 Excelsior	President and Chief		Plumb Wealth
Drive, Suite 307	Executive Officer		Management, LLC,
Madison, WI 53717	since May 2007		since March 2011
Birth date:		•	President of SVA
July 1952			Plumb Financial, LLC,
since March 2011
		•	CEO of SVA Plumb
Trust Company,
since March 2011
		•	President of Wisconsin
Capital Management,
LLC, since January 2004

Nathan M. Plumb(3)	Director since	•	Principal of	2	None
8030 Excelsior	January 2017		Custer Plumb
Drive, Suite 307			Financial Services,
Madison, WI 53717			since January 2017
Birth Date:		•	Chief Operating
June 1975			Officer, Vice President,
and Corporate
Secretary of Wisconsin
Capital Management,
LLC from January 2015
to December 2016
		•	Portfolio Manager of
Wisconsin Capital
Management, LLC from
September 2013 to
December 2016
		•	Assistant Portfolio
Manager of Wisconsin
Capital Management,
LLC from 2010 to
September 2013
		•	Associate Financial
Consultant of SVA Plumb
Wealth Management, LLC
from March 2011 to
December 2014

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director

Connie M. Redman	Chief Compliance	•	Chief Compliance	N/A
8030 Excelsior	Officer since May 2007		Officer of SVA Plumb
Drive, Suite 307			Wealth Management,
Madison, WI 53717	Secretary		LLC since April 2012
Birth date:	since August 2010	•	Vice President and
February 1966			Chief Compliance Officer
of Wisconsin Capital
Management, LLC
since March 2008
		•	Corporate Secretary
of Wisconsin Capital
Management, LLC
from March 2008 to
December 2014

Donna M. Baker	Treasurer	•	Chief Administrative	N/A
8030 Excelsior	since August 2010		Officer of SVA Plumb
Drive, Suite 307			Financial since
Madison, WI 53717	Chief Financial		September 2014
Birth date:	Officer since	•	Operations Senior
March 1964	January 2017		Manager of SVA
Plumb Financial
from March 2011 to
August 2014

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors.  Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.
(3)	Nathan M. Plumb is the son of Thomas G. Plumb. Nathan M. Plumb is an “interested peron” of the Funds by virtue of this relationship to Thomas G. Plumb.

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair) and Patrick J. Quinn, neither of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jay Loewi (Chair) and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.plumbfunds.com or upon request, by calling 1-866-987-7888.

2. QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes a 3.8% Medicare tax).  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	100%
Plumb Equity Fund	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends–received deduction for the fiscal year ended March 31, 2017, was as follows:

Plumb Balanced Fund	100%
Plumb Equity Fund	0%

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8030 Excelsior Drive, Suite 307
Madison, WI  53717
Telephone:  (608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any material amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.   Jay V. Loewi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, tax services, and other services during the past two fiscal years. The registrant has not engaged its principal accountant to perform any audit-related services during such period.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” relate to the review by the principal accountant of the Funds’ Semi-Annual Report to Shareholders. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/17	FYE 3/31/16
Audit Fees	$24,800	$24,000
Audit-Related Fees	0	0
Tax Fees	$ 5,000	$ 5,000
All Other Fees	$ 1,000	$ 1,500

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control of the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence in its audit of the registrant and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/17	FYE 3/31/16
Registrant	$1,000	$1,500
Registrant’s Investment Adviser	$ 0	$ 0

No services described in paragraphs (b)-(d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, President

Date    May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date    May 24, 2017

By (Signature and Title)      /s/Donna M. Baker
Donna M. Baker, Principal Financial Officer

Date    May 24, 2017